ACCOUNTS RECEIVABLE, NET	6 Months Ended
Jun. 30, 2025
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

The following table summarizes the accounts receivable of the Company as of the period end dates set forth below (in US$ thousands):

	As of
	June 30, 2025	December 31, 2024
Trade receivables	$204,955	$152,471
Less: allowance for credit losses	(13,908)	(15,206)
Total	$191,047	$137,265

Trade receivables relate to the sale of services, for which credit is extended based on the Company’s evaluation of the customer’s creditworthiness. The gross contractual amounts of trade receivables at June 30, 2025 and December 31, 2024, were $205.0 million and $152.5 million, respectively. The movement in the allowance for credit losses is as follows (in US$ thousands):

	For the three-month period ended		For the six-month period ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024

Allowance for credit losses at beginning of period	$(15,030)	$(11,248)	$(15,206)	$(9,720)
(Increase) decrease to allowance for the period	766	(2,682)	782	(4,323)
Write-off of credit losses	356	569	516	682
Allowance for credit losses at end of period	$(13,908)	$(13,361)	$(13,908)	$(13,361)